Non-current assets of disposal groups classified as held for sale (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 21,607,472	$ 2,016,037
Land [member]
IfrsStatementLineItems [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	21,199,533	1,428,465
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	236,886	341,197
Machinery [member]
IfrsStatementLineItems [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	13,979	20,135
Vines Plantation [Member]
IfrsStatementLineItems [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 157,074	$ 226,240